Brumadinho dam failure (Details Narrative) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Present value at nominal rate			8.36%		9.08%
Other operating expenses, net			$ 499,000		$ 626,000	$ 650,000
Provision related to other obligations			200,000		303,000
Fine amount paid	$ 18,000	R$ 86	18,000	R$ 86
Compensation paid on damages						$ 200	R$ 1
Litigation settlement paid			$ 56,000
Description of alleged losses			the Claimants initially estimated the amount of the alleged losses would be approximately US$359 (R$1,800 million). In another proceeding filed by foreign funds, the Claimants initially estimated the amount of the alleged losses would be approximately US$779 (R$3,900 million).	the Claimants initially estimated the amount of the alleged losses would be approximately US$359 (R$1,800 million). In another proceeding filed by foreign funds, the Claimants initially estimated the amount of the alleged losses would be approximately US$779 (R$3,900 million).
Potential loss			$ 94,000		132,000
Insurance received			$ 30,000		$ 6,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Obligations for an average period			5 years	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Obligations for an average period			7 years	7 years